December 11, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds

Registration Statement on Form N-1A

File No. 033-11905 and 811-05010

Ladies and Gentlemen:

On behalf of The Huntington Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 110 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The purpose of this filing is to register shares of a new series of the Trust, the Catalyst Managed Futures Strategy Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (631) 629-4237.

Very truly yours,

/s/ Jennifer A. Bailey
Jennifer A. Bailey

Enclosures

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.